UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23697

Popular High Grade Fixed-Income Fund, Inc.

(Exact name of Registrant as specified in charter)

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 754-4488

Manuel Rodríguez Boissén

Secretary

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2023 - June 30, 2024

Item 1.	Report to Stockholders.

POPULAR HIGH GRADE FIXED INCOME FUND, INC. — CLASS A

TICKER: PHGFX

ANNUAL SHAREHOLDER REPORT — June 30, 2024

Fund Overview

This annual shareholder report contains important information about Popular High Grade Fixed Income Fund - A for the period of July 1, 2023 to June 30, 2024. This report describes changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's prospectus, which is available at https://www.popularfunds.com/open-end-funds-resources.

You can find additional information about the Fund at https://www.popularfunds.com/high-grade-fixed-income-fund. You can also request this information by contacting us at 787-758-7400.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Popular High Grade Fixed Income Fund - A	$457	4.57%

How did the Fund perform last year?

Fund performance was primarily driven by an increase in UST yields in the intermediate and longer part of the curve as represented by the 10-year UST note and the UST bond which saw their yield rise by 56bps and 70bps respectively. The rate movement negatively impacted the Fund’s performance as the Fund had a longer duration positioning than its index. The Fund’s overweight in P.R. municipal securities helped to mitigate some of the negative impact from higher rates as the price of some P.R. municipal securities in the portfolio improved during the period.

The negative impact from rate movements combined with Fund’s expenses outweighed any benefit from the P.R. municipal securities that resulted in a relative underperformance against its benchmark.

During the fiscal year, the NAV of the share class decreased by $0.02, from $4.83 to $4.81 and paid an accumulated dividend of $0.13 per share. It’s important to highlight that the index does not have any expenses. The Fund declares monthly distributions. Returns are shown before taxes without any tax advantage on dividends.

How did the Fund perform since inception?

The Popular High Grade Fixed Income Fund - A - without sales charge, returned 2.29% for the 12 months ended June 30, 2024. This is in contrast to the Bloomberg US Aggregate Bond Index, which had a 2.63% return for the same time period. Please see the below tables for additional indexes.

Total Return Based on $10,000 Investment

	Class A - without sales charge	Class A - with sales charge	Bloomberg US Aggregate Bond Index
05/21	$10,000	$9,742	$10,000
06/21	$10,108	$9,847	$10,105
12/21	$10,049	$9,790	$10,112
06/22	$8,882	$8,653	$9,065
12/22	$8,357	$8,142	$8,796
06/23	$8,634	$8,412	$8,980
12/23	$8,957	$8,726	$9,282
06/24	$8,832	$8,604	$9,216

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since the effective date of the Fund's registration statement, which occurred on May 21, 2021. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.This graph assumes reinvestment of all dividends and capital gains.

Average Annual Total Returns

Popular High Grade Fixed Income Fund, Inc.	1 Year	Since Inception
Class A - without sales charge (Incep. May 21, 2021)	2.29%	- 3.92%
Class A - with sales charge	- 0.19%	- 4.72%
Bloomberg US Aggregate Bond Index	2.63%	- 2.59%

Fund Statistics

  Total Net Assets$46,697,543
  # of Portfolio Holdings128
  Portfolio Turnover Rate0%
  Advisory Fees Paid$324,078
  Total Assets$66,856,153
  Leverage$(19,755,000)

Past performance does not guarantee future results. Call 787-758-7400 for current month-end performance.

What did the Fund invest in?

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	25.28%
Federal Farm Credit Banks Funding Corp.	12.03%
Texas A&M University	8.11%
Microsoft Corp.	8.01%
Puerto Rico Housing Finance Authority	7.32%
County of Baltimore MD	6.73%
GNMA Pool 782087	5.81%
FNMA Pool 850043	3.93%
Development Authority of Gwinnett County	3.61%
FNMA Pool 827712	3.08%

Maturity Weightings

(% of Total Investments)

Value	Value
> 10 Years	74.6%
3-5 Years	17.3%
5-10 Years	6.5%
1-3 Years	1.5%
< 1 Year	0.1%

Asset Class Weightings

(% of Total Investments)

Value	Value
Puerto Rico Fannie Mae Bonds	30.00%
Municipal Bonds	19.89%
Puerto Rico Government Instrumentalities Tax Exempt Notes	17.86%
Puerto Rico GNMA Bonds	11.76%
US Government Sponsored Entities	8.51%
Corporate Bonds	5.66%
Puerto Rico Agencies	5.17%
Puerto Rico Collateralized Mortgage Obligations	1.15%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

On May 23, 2023, the Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending June 30, 2024 and dismissed its prior accountants effective May 31, 2023. The dismissal of its prior accountants does not reflect any disagreements with the former accountant during the Fund's fiscal years ending June 30, 2022 and June 30, 2023 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 787-758-7400.

POPULAR HIGH GRADE FIXED INCOME FUND, INC. — CLASS A

TICKER: PHGFX

ANNUAL SHAREHOLDER REPORT — June 30, 2024

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.popularfunds.com/high-grade-fixed-income-fund.

Distributor, ALPS Distributors, Inc.

Phone: 787-758-7400

73317S103–A–06302024

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”).

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the Code of Ethics referred to above in Item 2(a) were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the Code of Ethics referred to above in Item 2(a) were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit 19(a)(1) hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Directors (“Board”) of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board has designated Enrique Vila del Corral as the Registrant’s Audit Committee Financial Expert. Mr. Corral is “independent” as that term is defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: Audit fees are fees related to the audit of and review of the Fund’s financial statements included in annual reports and registration statements and other services that are normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements (“Audit Fees”). The aggregate Audit Fees billed by PricewaterhouseCoopers, LLC (“PwC”) for the fiscal year ended June 30, 2023 were $76,376 and the aggregate Audit Fees billed by Ernst & Young LLP (“EY”) for the fiscal year ended June 30, 2024 were $55,500.

(b)

Audit-Related Fees: Audit-related fees are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements but are not reported as audit fees. There were no aggregate fees billed in each of the last two fiscal years ended June 30, 2023 and June 30, 2024 for assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements.

(c)	Tax Fees: Tax fees are fees associated with tax compliance, tax advice and tax planning (“Tax Fees”). The aggregate Tax Fees billed for professional services for tax compliance billed by PwC for the fiscal year ended June 30, 2023, were $9,333 and the aggregate Tax Fees billed by EY for the fiscal year ended June 30, 2024, were $11,000.

(d)	All Other Fees: Other fees are fees billed for products and services provided to the Fund other than the services reported in “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above (“Other Fees”). The aggregate Other Fees billed by PwC for the fiscal year ended June 30, 2023, were $90,788 and the aggregate Other Fees billed by EY for the fiscal year ended June 30, 2024, were $0.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's Audit Committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees: The aggregate non-audit fees for services rendered to the Registrant, its investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant (“Non-Audit Fees”) billed by PwC for the fiscal year ended June 30, 2023, were $1,234,592 and the aggregate Non-Audit Fees billed by EY for the fiscal year ended June 30, 2024, were $4,529,535.

(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6.	Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

POPULAR High Grade Fixed Income Fund, Inc.

ANNUAL FINANCIAL STATEMENTS
& OTHER INFORMATION

JUNE 30, 2024

Popular High Grade Fixed Income Fund, Inc.

ITEM 7 – Financial Statements and Financial Highlights for

Open-End Management Investment Companies

Annual Report | June 30, 2024	1

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

June 30, 2024

Principal Amount/Description		Rate	Maturity	Value
Municipal Bonds (28.14%)
California (0.84%)
$385,000	Northern California Power Agency - Revenue Bonds (Series 2016)	5.679%	06/01/35	$392,746

Georgia (3.61%)
2,000,000	Development Authority of Gwinnett County - Revenue Bonds	4.170%	09/01/46	1,684,681

Kansas (1.80%)
880,000	State of Kansas Department of Transportation - Revenue Bonds (Series 2010A)	4.596%	09/01/35	840,862

Maryland (6.73%)
1,250,000	County of Baltimore MD - General Obligation Unlimited Bonds (Series 2016)	2.988%	07/01/34	1,074,030
1,250,000	County of Baltimore MD - General Obligation Unlimited Bonds (Series 2016)	3.038%	07/01/35	1,061,687
1,200,000	County of Baltimore MD - General Obligation Unlimited Bonds (Series 2016)	3.088%	07/01/36	1,007,405

New York (0.14%)
65,000	New York State Dormitory Authority - Revenue Bonds (Series 2010H)	5.289%	03/15/33	64,748

Texas (10.65%)
600,000	Board of Regents of the University of Texas System - Revenue Bonds (Series 2016A)	3.852%	08/15/46	493,116
795,000	Permanent University Fund - Texas A&M University System - Revenue Bonds (Series 2015B)	3.600%	07/01/36	692,178
1,000,000	Texas A&M University - Revenue Bonds (Series 2017A)	3.231%	05/15/27	957,835
2,000,000	Texas A&M University - Revenue Bonds (Series 2017A)	3.331%	05/15/28	1,904,240
1,000,000	Texas A&M University - Revenue Bonds (Series 2017A)	3.481%	05/15/31	924,821

See Notes to Financial Statements

2	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

June 30, 2024

Principal Amount/Description		Rate	Maturity	Value
Municipal Bonds (continued)
Virginia (1.87%)
$945,000	Virginia Resources Authority - Revenue Bonds	4.250%	11/01/38	$873,770

Washington (2.50%)
1,295,000	City of Seattle WA - General Obligation Limited Bonds (Series 2016B)	2.875%	04/01/32	1,169,723

Total Municipal Bonds				$13,141,842
(Cost $14,818,148)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Agencies (7.32%)
3,335,000	Puerto Rico Housing Finance Authority - Revenue Bonds(a)	6.750%	12/01/28	3,415,991

Total Puerto Rico Agencies				$3,415,991
(Cost $3,550,565)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (25.28%)
71,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/24	71,000
355,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/27	316,438
346,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/29	285,515
445,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/31	337,790
501,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/33	348,313

See Notes to Financial Statements

Annual Report | June 30, 2024	3

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

June 30, 2024

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (continued)
$4,775,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/46	$1,535,565
3,890,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/51	910,217
1,888,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(a)	4.329%	07/01/40	1,862,688
367,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(a)	4.500%	07/01/34	367,533
57,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(a)	4.536%	07/01/53	54,280
186,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(a)	4.550%	07/01/40	186,695
1,364,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(a)	4.750%	07/01/53	1,344,137
758,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(a)	4.784%	07/01/58	745,983
3,450,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(a)	5.000%	07/01/58	3,436,569

Total Puerto Rico Government Instrumentalities Tax Exempt Notes				$11,802,723
(Cost $11,679,590)

See Notes to Financial Statements

4	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

June 30, 2024

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (16.64%)(c)
$347,580	GNMA Pool 609097	5.000%	06/15/38	$341,831
305,722	GNMA Pool 719882	5.000%	08/15/39	310,885
263,043	GNMA Pool 691686	5.000%	02/15/40	267,492
3,990	GNMA Pool 636498	5.500%	04/15/25	3,981
113,895	GNMA Pool 593621	5.500%	12/15/32	112,689
167,555	GNMA Pool 572021	5.500%	01/15/33	165,760
38,561	GNMA Pool 597878	5.500%	02/15/33	40,014
86,321	GNMA Pool 597885	5.500%	04/15/33	89,575
32,230	GNMA Pool 597888	5.500%	05/15/33	33,446
40,085	GNMA Pool 622056	5.500%	03/15/34	41,597
73,088	GNMA Pool 631039	5.500%	01/15/35	75,848
167,444	GNMA Pool 631045	5.500%	03/15/35	173,761
197,621	GNMA Pool 592837	5.500%	06/15/35	205,085
53,048	GNMA Pool 643745	5.500%	07/15/35	55,051
35,915	GNMA Pool 618256	5.500%	07/15/35	37,271
173,648	GNMA Pool 643758	5.500%	01/15/36	180,195
268,938	GNMA Pool 678611	5.500%	11/15/38	279,108
102,797	GNMA Pool 456374	6.000%	02/15/29	105,768
70,128	GNMA Pool 636530	6.000%	05/15/30	71,795
53,387	GNMA Pool 597883	6.000%	05/15/33	54,469
113,028	GNMA Pool 597887	6.000%	05/15/33	116,647
105,291	GNMA Pool 597899	6.000%	08/15/33	108,663
73,680	GNMA Pool 607382	6.000%	08/15/33	75,442
109,981	GNMA Pool 622036	6.000%	08/15/33	113,696
85,802	GNMA Pool 622041	6.000%	09/15/33	87,855
45,433	GNMA Pool 608642	6.000%	07/15/34	46,355
39,377	GNMA Pool 631050	6.000%	03/15/35	40,176
140,749	GNMA Pool 618257	6.000%	07/15/35	145,263
154,497	GNMA Pool 643759	6.000%	01/15/36	159,721
105,013	GNMA Pool 643761	6.000%	01/15/36	108,357
2,581,061	GNMA Pool 782087(d)	6.000%	04/15/36	2,714,336
70,673	GNMA Pool 647562	6.000%	05/15/36	72,109
206,354	GNMA Pool 638705	6.000%	11/15/36	214,792
64,307	GNMA Pool 663448	6.000%	03/15/37	63,947
115,550	GNMA Pool 678609	6.000%	11/15/38	119,257
36,013	GNMA Pool 572103	6.500%	04/15/34	38,431
77,342	GNMA Pool 572113	6.500%	06/15/34	80,330
46,525	GNMA Pool 572122	6.500%	07/15/34	48,323
60,374	GNMA Pool 572128	6.500%	08/15/34	62,707
19,366	GNMA Pool 572136	6.500%	10/15/34	20,115
45,326	GNMA Pool 592840	6.500%	07/15/35	47,078
7,395	GNMA Pool 618293	6.500%	12/15/35	7,502
132,770	GNMA Pool 592859	6.500%	12/15/35	138,668
52,847	GNMA Pool 592865	6.500%	01/15/36	54,887
66,137	GNMA Pool 592874	6.500%	03/15/36	68,696
37,263	GNMA Pool 592880	6.500%	04/15/36	39,817

See Notes to Financial Statements

Annual Report | June 30, 2024	5

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

June 30, 2024

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (16.64%)(c) (continued)
$149,238	GNMA Pool 678612	6.500%	11/15/38	$157,299
175,313	GNMA Pool 678608	7.000%	12/15/38	176,135
Total Puerto Rico GNMA Bonds				$7,772,225
(Cost $7,522,526)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (42.45%)(e)
636,628	FNMA Pool AC0808	5.000%	11/01/39	629,390
192,198	FNMA Pool 758601	5.500%	01/01/35	193,079
167,328	FNMA Pool 745292	5.500%	05/01/35	167,939
1,011,908	FNMA Pool 827687(d)	5.500%	11/01/35	1,015,618
400,673	FNMA Pool 827684(d)	5.500%	11/01/35	402,142
417,899	FNMA Pool 827698(d)	5.500%	12/01/35	419,430
353,435	FNMA Pool 827695	5.500%	12/01/35	354,731
266,549	FNMA Pool 829461(d)	5.500%	01/01/36	267,526
205,036	FNMA Pool 850019	5.500%	04/01/36	205,434
268,546	FNMA Pool 850022(d)	5.500%	04/01/36	269,531
286,019	FNMA Pool 827685	6.000%	11/01/35	291,443
71,307	FNMA Pool 827696	6.000%	12/01/35	72,145
1,407,936	FNMA Pool 827712(d)	6.000%	01/01/36	1,439,793
288,259	FNMA Pool 827709(d)	6.000%	01/01/36	293,218
997,251	FNMA Pool 849985(d)	6.000%	02/01/36	1,021,501
591,925	FNMA Pool 849982	6.000%	02/01/36	605,316
157,920	FNMA Pool 850010	6.000%	03/01/36	161,073
987,894	FNMA Pool 850013(d)	6.000%	03/01/36	1,011,923
452,853	FNMA Pool 850023(d)	6.000%	04/01/36	463,864
291,266	FNMA Pool 850020(d)	6.000%	04/01/36	297,509
855,936	FNMA Pool 850033(d)	6.000%	05/01/36	874,419
85,157	FNMA Pool 850029(d)	6.000%	05/01/36	85,906
778,629	FNMA Pool 850042(d)	6.000%	06/01/36	797,570
81,891	FNMA Pool 850039	6.000%	06/01/36	82,857
244,492	FNMA Pool 850055	6.000%	07/01/36	248,343
848,011	FNMA Pool 850058(d)	6.000%	07/01/36	868,639
96,691	FNMA Pool 850069	6.000%	08/01/36	97,832
208,539	FNMA Pool 881251	6.000%	09/01/36	212,829
495,086	FNMA Pool 881266	6.000%	10/01/36	504,348
84,677	FNMA Pool 881262	6.000%	10/01/36	85,674
176,756	FNMA Pool 881281	6.000%	11/01/36	179,089
1,238,253	FNMA Pool 904973(d)	6.000%	02/01/37	1,268,390
192,302	FNMA Pool 904968(d)	6.000%	02/01/37	194,775
310,678	FNMA Pool 905013	6.000%	05/01/37	316,001
810,431	FNMA Pool 909131	6.000%	12/01/37	828,780
207,062	FNMA Pool 953094	6.000%	01/01/38	210,099
85,854	FNMA Pool 835580	6.500%	07/01/35	85,891
482,198	FNMA Pool 850030	6.500%	05/01/36	502,429
920,024	FNMA Pool 850034(d)	6.500%	05/01/36	958,944

See Notes to Financial Statements

6	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

June 30, 2024

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (42.45%)(e) (continued)
$1,750,407	FNMA Pool 850043(d)	6.500%	06/01/36	$1,835,610
Total Puerto Rico Fannie Mae Bonds				$19,821,030
(Cost $19,406,980)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Freddie Mac Bonds (1.62%)(f)
173,990	FGLMC Pool G08831(d)	4.000%	08/01/48	162,010
89,781	FGLMC Pool D97957(d)	5.500%	01/01/26	88,636
21,046	FGLMC Pool A35321	5.500%	06/01/35	21,257
458,969	FGLMC Pool A45241(d)	6.000%	02/01/35	469,575
14,204	FGLMC Pool A58013	6.000%	03/01/37	14,261
421	FGLMC Pool A64760	6.000%	07/01/37	427
Total Puerto Rico Freddie Mac Bonds				$756,166
(Cost $758,654)

Principal Amount/Description		Rate	Maturity	Value
Corporate Bonds (8.01%)
1,727,000	Microsoft Corp.(g)	3.450%	08/08/36	1,505,477
1,500,000	Microsoft Corp.(g)	3.500%	02/12/35	1,358,749
300,000	Microsoft Corp.(g)	3.700%	08/08/46	246,024
750,000	Microsoft Corp.(g)	3.750%	02/12/45	630,380
Total Corporate Bonds				$3,740,630
(Cost $4,310,712)

Principal Amount/Description		Rate	Maturity	Value
US Government Sponsored Entities (12.03%)
6,000,000	Federal Farm Credit Banks Funding Corp.(d)	2.830%	11/28/28	5,619,625
(Cost $5,950,915)

Total Investments (141.49%)
(Cost $67,998,090)				$66,070,232

Liabilities in Excess of Other Assets (-41.49%)				(19,372,689)
NET ASSETS (100.00%)				$46,697,543

(a)	These securities are the exchanged bonds under the COFINA's Third Amended Plan of Adjustment (the "Plan").
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

See Notes to Financial Statements

Annual Report | June 30, 2024	7

Popular High Grade Fixed Income Fund, Inc.	Schedule of Investments

June 30, 2024

(d)	A portion or all of the security has been pledged as collateral for securities sold under agreements to repurchase.
(e)	Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(f)	Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(g)	Security may be called before its maturity date.

Reverse Repo Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
J.P. Morgan Chase & Co. (a)	5.58%	06/26/2024	07/15/2024	$(5,344,000)
J.P. Morgan Chase & Co. (b)	5.67%	06/26/2024	07/15/2024	$(972,000)
Goldman Sachs(c)	5.75%	06/26/2024	07/26/2024	$(4,876,000)
Santander(d)	5.75%	06/26/2024	07/10/2024	(7,419,000)
South Street Securities(e)	6.00%	06/28/2024	07/01/2024	(1,144,000)
				$(19,755,000)

All agreements can be terminated by either party on demand at value plus accrued interest.

(a)	Collateralized by $6,000,000 par amount of FFCB, 2.83%, due 11/28/28; Total Fair Value $5,619,625

(b)	Collateralized by $1,011,908 par amount of FNMA, 5.50%, due 11/1/35; Total Fair Value $1,015,618

(c)	Collateralized by $5,240,741 par amount of FNMA, GNMA and FGLMC, 5.50% to 6.00%, due 2/1/35 to 6/1/36; Total Fair Value $5,429,178

(d)	Collateralized by $7,831,735 par amount of FNMA and FGLMC, 5.50% to 6.50%, due 1/1/26 to 2/1/37; Total Fair Value $8,050,491

(e)	Collateralized by $1,178,242 par amount of FNMA and FGLMC, 4.00% to 6.00%, due 1/1/36 to 8/1/48; Total Fair Value $1,179,941

See Notes to Financial Statements

8	(787) 754-4488 | www.popularfunds.com

Popular High Grade
Fixed Income Fund, Inc.	Statement of Assets and Liabilities

June 30, 2024

ASSETS:
Securities pledged as collateral under reverse repurchase agreements, at fair value (cost $19,755,000)	$21,294,853
Investments in securities, at fair value (cost $48,243,090)	44,775,379
66,070,232
Cash and cash equivalents	93,048
Interest receivable	577,162
Prepaid and other assets	115,712
Total Assets	66,856,154

LIABILITIES:
Payable for reverse repurchase agreements (Cost $19,755,000)	$19,755,000
Interest payable on reverse repurchase agreements	15,365
Payable for distributions to shareholders	93,000
Payable for shareholder servicing	79,485
Payable to Investment Adviser, net of waiver	24,935
Payable to fund accounting and administration	48,537
Payable for Transfer Agency fees	6,626
Payable to Directors	5,661
Payable for Legal fees	49,785
Payable for Compliance fees	3,355
Payable for Custodian fees	1,316
Payable for Audit fees	46,735
Other payables	28,811
Total Liabilities	20,158,611
Net Assets	$46,697,543

NET ASSETS CONSIST OF:
Paid-in capital - $0.01 par value, 2,000,000,020 shares authorized, 9,707,712 issued and outstanding	$191,593,876
Accumulated deficit	(144,896,333)
Net Assets	$46,697,543

PRICING OF SHARES:
Class A Shares
Net Assets	$46,697,543
Shares outstanding	9,707,712
Net asset value per share	$4.81

See Notes to Financial Statements

Annual Report | June 30, 2024	9

Popular High Grade Fixed Income Fund, Inc.	Statement of Operations

For the Year Ended June 30, 2024

INVESTMENT INCOME:
Interest	$3,474,729
Total Investment Income	3,474,729

EXPENSES:
Investment Adviser fees	$360,087
Distribution fees
Class A	125,449
Accounting and Administration fees	123,973
Compliance fees	18,069
Transfer agent fees	47,635
Interest on reverse repurchase agreements	1,233,722
Audit fees	58,543
Legal fees	126,499
Custodian fees	48,745
Director fees	19,698
Registration fees	134
Printing fees	15,073
Insurance fees	120,767
Other fees	31,811
Total expenses before waiver	2,330,205
Less fees waived by investment adviser	(36,009)
Total Expenses	2,294,196
Net Investment Income	1,180,533

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on:
Investments	(1,126,092)
Net realized loss	(1,126,092)
Net change in unrealized appreciation on:
Investments	975,813
Net change in unrealized appreciation	975,813
Net Realized and Unrealized Loss on Investments	(150,279)
Net Increase in Net Assets Resulting from Operations	$1,030,254

See Notes to Financial Statements

10	(787) 754-4488 | www.popularfunds.com

Popular High Grade
Fixed Income Fund, Inc.	Statement of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,180,533	$1,925,433
Net realized loss	(1,126,092)	(798,411)
Net change in unrealized appreciation/depreciation	975,813	(3,139,203)
Net increase/(decrease) in net assets resulting from operations	1,030,254	(2,012,181)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Class A dividends	(1,337,328)	(2,188,240)
Net decrease in net assets from distributions to shareholders	(1,337,328)	(2,188,240)

CAPITAL SHARE TRANSACTIONS:
Class A Common Shares:
Proceeds from shares issued	144,602	18,110
Reinvestment of dividends	169,497	179,121
Cost of shares redeemed	(9,244,651)	(7,616,771)
Net decrease in net assets from capital share transactions	(8,930,552)	(7,419,540)

Net Decrease in Net Assets	(9,237,626)	(11,619,961)

NET ASSETS:
Beginning of period	55,935,169	67,555,130
End of period	$46,697,543	$55,935,169

See Notes to Financial Statements

Annual Report | June 30, 2024	11

Popular High Grade Fixed Income Fund, Inc.	Statement of Cash Flows

For the Year Ended June 30, 2024

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$1,030,254
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Proceeds from disposition of investment securities	14,685,465
Amortization of premium and accretion of discount on investments, net	(107,171)
Net realized (gain)/loss on:
Investments	1,126,092
Net change in unrealized appreciation/depreciation on:
Investments	(975,813)
(Increase)/Decrease in assets:
Interest receivable	138,963
Prepaid and other assets	6,549
Increase/(Decrease) in liabilities:
Payable for shareholder servicing	19,508
Payable for interest expense	(35,770)
Payable to Transfer agency	1,949
Payable to Investment Adviser	(5,378)
Payable to fund accounting and administration fees	19,341
Payable to Directors and Officers	(339)
Payable for Audit fees	(47,577)
Payable for Compliance fees	3,355
Payable for Custodian fees	(3,533)
Payable for Legal fees	37,083
Other payables	(5,421)
Net cash provided by operating activities	$15,887,557

CASH FLOWS FROM FINANCING ACTIVITIES:
Securities purchased from reverse repurchase agreements	$(1,561,080,000)
Securities sold from reverse repurchase agreements	1,566,516,000
Shares redeemed	(9,244,651)
Proceeds from sale of capital shares	74,953
Cash distributions paid to common shareholders - net of distributions reinvested	(1,219,798)
Net cash used in financing activities	$(15,825,496)

Net increase in cash and restricted cash	$62,061
Cash and restricted cash, beginning of year	$30,987
Cash and restricted cash, end of year	$93,048

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense on reverse repurchase agreements	$1,269,492
Reinvestment of distributions	$169,497

See Notes to Financial Statements

12	(787) 754-4488 | www.popularfunds.com

Popular High Grade Fixed Income Fund, Inc.	Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information.

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value - beginning of period	$4.83	$5.15	$6.08	$6.11
Income/(loss) from investment operations:
Net investment income(a)	0.11	0.15	0.22	0.23
Net realized and unrealized gain/(loss)	–	(0.30)	(0.94)	(0.05)
Total income/(loss) from investment operations	0.11	(0.15)	(0.72)	0.18
Less distributions:
Dividends from net investment income	(0.13)	(0.17)	(0.21)	(0.21)
Total distributions	(0.13)	(0.17)	(0.21)	(0.21)
Net decrease in net asset value	(0.02)	(0.32)	(0.93)	(0.03)
Net asset value - end of period	$4.81	$4.83	$5.15	$6.08
Total Return(b)(c)	2.29%	(2.79%)	(12.13%)	2.98%
Supplemental Data:
Net assets, end of period (in thousands)	$46,698	$55,935	$67,555	$91,195
Ratios to Average Net Assets(d)
Ratio of gross expenses to average net assets(e)	4.65%	3.52%	1.70%	1.75%
Ratio of net expenses to average net assets(e)	4.57%	3.52%	1.68%	1.62%
Ratio of gross operating expenses to average net assets(f)	2.19%	1.82%	1.53%	1.65%
Interest and leverage related to expenses to average net assets	2.46%	1.70%	0.17%	0.10%
Ratio of net investment income to average net assets(f)	2.35%	3.14%	3.83%	3.74%
Portfolio turnover rate	0%	0%	0%	0%

(a)	Based on daily average outstanding common shares of $10,509,621 for the year ended June 30, 2024, $12,507,110 for the year ended June 30, 2023, $14,118,598 for the year ended June 30, 2022, and 15,617,148 for the year ended June 30, 2021.
(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(c)	Total return excludes the effect of initial and contingent deferred sales charges.
(d)	Based on daily average net assets attributable to common shares of $50,158,864 for the year ended June 30, 2024, $61,279,330 for the year ended June 30, 2023, $81,204,185 for the year ended June 30, 2022, and $95,685,561 for the year ended June 30, 2021.

See Notes to Financial Statements

Annual Report | June 30, 2024	13

Popular High Grade Fixed Income Fund, Inc.	Financial Highlights

(e)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.

(f)	Operating expenses represent total expenses excluding interest and leverage related expenses.

See Notes to Financial Statements

14	(787) 754-4488 | www.popularfunds.com

Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

NOTE 1. REPORTING ENTITY AND SIGNIFICANT ACCOUNTING POLICIES

Popular High Grade Fixed-Income Fund, Inc. (the "Fund") is a non-diversified, open-end investment company. The Fund is a corporation organized under the Investment Company Act of 1940, as amended (the “1940 Act”) in May 21, 2021. The Fund was incorporated on August 13, 2002 and started operations on September 24, 2002.

The Fund’s investment objective is to seek to provide a high level of current income that is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its objectives.

Accounting Policies:

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Cash and Cash Equivalents – Cash and cash equivalents consist of all demand deposits and funds invested in short-term investments with original maturities of 90 days or less. Cash and cash equivalents are valued at amortized cost, which approximates fair value. As of June 30, 2024, cash and cash equivalents of the Fund consisted of a time deposit open account amounting to $93,048 with JP Morgan Chase.

(b)	Valuation of Investments – All securities are presented at fair value, which is determined by the Fund’s administrator, ALPS Fund Services, Inc. (the "Administrator"), with the assistance of the Fund’s investment adviser, Popular Asset Management LLC (the "Investment Adviser") (refer to Note 3 for details on investment agreements), on the basis of valuations provided by dealers or by pricing services approved by the Fund’s management and Board of Directors. See Note 2 for further discussions regarding fair value disclosures.

(c)	Taxation – The Fund has elected to be treated as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended, and the regulations and administrative pronouncements promulgated thereunder. As a registered investment company under the Puerto Rico Investment Companies Act, the Fund will not be subject to Commonwealth of Puerto Rico (“Puerto Rico”) income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level. The Fund has never been subject to taxation.

Annual Report | June 30, 2024	15

Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

In addition, the fixed income and equity investments of the Fund are exempt from Puerto Rico personal property taxes. The Fund is exempt from U.S. income taxes, except for dividends received from U.S. sources, which are subject to a 10% U.S. withholding tax, if certain requirements are met. Dividend income is recorded net of taxes. In the opinion of the Fund's legal counsel, the Fund is not required to file a U.S. Federal income tax return.

GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (the current and prior three tax years). Management concluded that no liability should be recorded as the Fund has not taken any uncertain tax positions on returns filed for open tax years.

The balance of undistributed net investment income and of accumulated net realized loss on investments reflect the reclassification of permanent differences and of temporary differences between book and tax balances that become permanent (See Note 9).

(d)	Statement of Cash Flows – The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or reinvested at the discretion of common stockholders. Additional information on cash receipts and payments is presented in the Statement of Cash Flows.

(e)	Share subscriptions and redemptions – Shares of the Fund are sold at their Net Asset Value (“NAV”), which is determined daily, plus an initial sales charge of up to 2.50%. Shares may be redeemed on each day of the week on which the NYSE is open for trading and the Federal Reserve Bank of New York and banks in Puerto Rico are open for business at a price per share equal to the NAV per share determined as of the close of trading on the NYSE on the date of receipt of the request for redemption.

Shareholders have the ability to redeem shares of an open-end fund and simultaneously purchase shares of another open-end fund within the same family of investment companies, often at no or reduced fees. Refer to Note 4 – Capital Share Transactions.

(f)	Dividends and Distributions to Shareholders – Dividends from net investment income are typically declared and paid monthly. The Fund may at times pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income earned in other periods in order to permit a more stable level of distribution. The Fund does not expect to make distributions of net realized capital gains, although the Fund’s Board of Directors reserves the right to do so in its sole discretion. The Fund records dividends to its shareholders on the ex-dividend date.

(g)	Futures Contracts – Futures contracts provide for the future sale by one party and purchase by another party of a specified security at a specified future time and at a specific price. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin until the contract is closed out, at which time the Fund realizes a gain or loss. Positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Risks exceed related amounts recognized in the Statement of Assets and Liabilities. The Fund’s management enters into these transactions to simulate full investments of a portion of the Fund’s assets in one or more market indices, to facilitate trading, to reduce transaction costs, and to seek higher investment returns.

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Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit on several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. During the year ended on June 30, 2024. the Fund did not invest in futures contracts.

(h)	Reverse Repurchase Agreements – Under these agreements, the Fund sells securities, receives cash in exchange, and agrees to repurchase the securities at a mutually agreed date and price. Ordinarily, those counterparties with which the Fund enters into these agreements require delivery of collateral and are able to sell or repledge the collateral; however, the Fund retains effective control over such collateral through the agreement to repurchase the collateral on or by the maturity of the repurchase agreement. These transactions are treated as financings and recorded as liabilities. Therefore, no gain or loss is recognized on the transaction and the securities pledged as collateral remain recorded as assets of the Fund. These agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase and that the value of the collateral posted by the Fund increases in value and the counterparty does not return it. Because the Fund borrows under repurchase agreements based on the estimated fair value of the pledged assets, the Fund’s ongoing ability to borrow under its repurchase facilities may be limited and its lenders may initiate margin calls in the event of adverse changes in the market. A decrease in market value of the pledged assets may require the Fund to post additional collateral or otherwise sell assets at a time when it may not be in the best interest of the Fund to do so (See Note 6).

Annual Report | June 30, 2024	17

Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

(i)	Paydowns – Realized gains and losses on mortgage-backed securities paydowns are recorded as an adjustment to interest income as required by GAAP. For the year ended on June 30, 2024, the Fund reduced interest income in the amount of $2,727 related to realized loss on mortgage-backed securities paydowns. However, for purpose of dividend distributions, net investment income excludes the effect of mortgage-backed securities paydowns gains and losses (See Note 9).

(j)	Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the effective interest method. Interest and dividend income on preferred equity securities are accrued daily except when collection is not expected. For other equity securities, dividend income is recorded on the ex-dividend date. Certain dividends from U.S. sources are subject to a 10% U.S. income tax withholding. Such income is reflected in the Statement of Operations net of the applicable withholdings.

NOTE 2. FAIR VALUE MEASUREMENTS

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.

GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Level 2	–	Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

18	(787) 754-4488 | www.popularfunds.com

Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

Level 3	–	Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized in a sale.

On August 4, 2022, the Board of Directors of the Fund appointed the Investment Adviser, as the Fund’s Valuation Designee. The Valuation Designee is responsible for overseeing and implementing the procedures and functions related to the valuation of portfolio securities for the purpose of determining the Net Asset Value of the Fund. In addition, the Valuation Designee is responsible for determining:

●	The fair valuation of all securities for which no price or value is available at the time the Fund’s Net Asset Value is calculated on a particular day.
●	The fair valuation of portfolio instruments for which the prices or values available do not, in the judgement of the Investment Adviser, represent the fair valuation of such portfolio instruments.

Fixed income securities including mortgage and other asset-backed securities ("MBS"), collateralized mortgage obligations, obligations of Puerto Rico and political subdivisions, obligations of U.S. Government Sponsored Entities, State and Municipal Obligations, US Corporate Bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Annual Report | June 30, 2024	19

Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

Below is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Mortgage and other asset-backed securities: Certain agency MBS are priced based on a bond’s theoretical value derived from the prices of similar bonds; “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available.

Collateralized mortgage obligations: Agency and private collateralized mortgage obligations (“CMOs”) are priced based on a bond’s theoretical value from similar bonds; “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The option adjusted spread includes prepayment and volatility assumptions, ratings (whole loans collateral) and spread adjustments. CMO’s that include a significant adjustment based on assumptions important to market participants, such as credit risk, source of payment, etc., are classified as Level 3.

Obligations of Puerto Rico and political subdivisions: Fair value of Puerto Rico obligations and political subdivisions are obtained from third-party pricing service providers. They are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, quotes, benchmark curves including but not limited to Treasury benchmarks, swap curves, and discount and capital rates. These bonds are classified as Level 2.

Obligations of U.S. Government sponsored entities, State and Municipal Obligations: The fair value of Obligations of U.S. Government sponsored entities, state and municipal obligations is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and based on quoted market prices for similar securities. These securities are classified as Level 2. U.S. agency structured notes are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector, and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.

U.S. Corporate Bonds: The fair value of corporate bonds is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and based on quoted market prices for similar securities for which the fair value incorporates a credit spread in deriving their fair value. These securities are classified as Level 2.

Futures contracts: The fair value of futures contracts is based on quoted market prices obtained from an active exchange market. Futures contracts involve Ten Year U.S. Treasury Notes and are classified as Level 1.

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Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

The following is a summary of the levels within the fair value hierarchy in which the Fund invests based on inputs used to determine the fair value of such securities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$13,141,842	$–	$13,141,842
Puerto Rico Agencies	–	3,415,991	–	3,415,991
Puerto Rico Government Instrumentalities Tax Exempt Notes	–	11,802,723	–	11,802,723
Puerto Rico GNMA Bonds	–	7,772,225	–	7,772,225
Puerto Rico Fannie Mae Bonds	–	19,821,030	–	19,821,030
Puerto Rico Collateralized Mortgage Obligations	–	756,166	–	756,166
Corporate Bonds	–	3,740,630	–	3,740,630
US Government Sponsored Entities	–	5,619,625	–	5,619,625
Total	$–	$66,070,232	$–	$66,070,232

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

The following is a reconciliation of the fair value of investments for which the Fund has used Level 3 unobservable inputs in determining fair value as of June 30, 2024:

Asset Type	Balance as of June 30, 2023	Accrued Discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of June 30, 2024	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2024
Collateralized Mortgage Obligations	$389	$–	$–	$–	$–	$–	$(389)	$–	$–	$–	$–
	$389	$–	$–	$–	$–	$–	$(389)	$–	$–	$–	$–

Temporary cash investments, if any, are valued at amortized cost, which approximates fair value. As of June 30, 2024, there were no temporary cash investments.

Annual Report | June 30, 2024	21

Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

NOTE 3. INVESTMENT ADVISORY, ADMINISTRATIVE, CUSTODIAN, DISTRIBUTOR, TRANSFER AGENCY ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Popular Asset Management LLC (the "Investment Adviser") acts as the investment adviser of the Fund. The investment advisory fee is calculated at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended on June 30, 2024, investment advisory fees amounted to $360,087, of which $24,935 remain payable at year-end.

ALPS Fund Services, Inc., together with certain affiliated entities, serve as the Fund’s administrator and provide various administration, fund accounting, transfer agent and investor accounting services to the Fund. The fees related to this service are calculated at an annual rate of 0.06% of the Fund's average daily net assets. For the year ended June 30, 2024, the administrative fees and transfer agent fees amounted to $123,973 and $48,537, respectively.

JPMorgan Chase provides custody services to the Fund. For the year ended on June 30, 2024, the custody fees amounted to $48,745.

Popular Securities LLC, an affiliate of the Fund, serves as the distributor (the “Distributor”) of the shares of Common Stock of the Fund. Pursuant to a Distribution Plan, the Fund makes monthly payments to the Distributor for the distribution of the Fund’s shares. The fees related to this service are calculated at an annual rate of 0.25% of the Fund's daily average net assets. For the year ended on June 30, 2024, distribution fees amounted to $125,449.

The officers of the Fund are also officers and directors of Banco Popular de Puerto Rico (“BPPR”) or its affiliates. The three current directors of the Fund’s Board are independent and are paid based upon an agreed fee of $1,000 per meeting. The three independent directors of the Fund also serve on the Fund’s audit committee and are paid based upon an agreed fee of $1,000 per committee meeting. For the year ended on June 30, 2024, the compensation expense for the three independent directors of the Fund was $19,698, of which $5,661 remain payable at year-end.

Prior to May 21, 2021, the Fund was not registered under the 1940 Act, and therefore was not subject to the restrictions contained therein regarding, among other things, transactions between the Fund, BPPR, the Distributor, or their respective affiliates ("Affiliated Transactions"). In that regard, the Board of Directors of the Fund adopted a set of procedures ("Procedures") for Affiliated Transactions in an effort to address potential conflicts of interest that may arise.

Affiliates of the Fund may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Fund invests.

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 2,000,000,020 shares of common stock, par value $0.01 per share, consisting of 1,900,000,000 Class A shares, 20 Class B shares, and 100,000,000 shares of preferred stock. Neither Class B shares nor preferred stock have been issued by the Fund as of June 30, 2024.

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Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

Capital share transactions for the year ended June 30, 2024, and the year ended June 30, 2023 were as follows:

Common shares:	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Class A:

Common shares outstanding - beginning of period	11,582,899	13,118,964
Common shares issued	30,861	3,535
Common shares issued as reinvestment of dividends	35,590	36,647
Common shares redeemed	(1,941,638)	(1,576,247)
Common shares outstanding - end of period	9,707,712	11,582,899

NOTE 5. INVESTMENT TRANSACTIONS

The cost of securities purchased for the year ended June 30, 2024 were $0 and proceeds from sales, maturities, and paydowns of portfolio securities, excluding short-term transactions, for the year ended June 30, 2024 were $14,682,729. Investment transactions in long-term U.S. Government Obligations for the year ended June 30, 2024 were $0 for securities purchased and $0 for the proceeds from portfolio security calls.

All investment transactions were made with unaffiliated parties.

NOTE 6. REVERSE REPURCHASE AGREEMENTS

Weighted average interest rate at end of the year	5.74%
Maximum aggregate balance outstanding at any time during the year	$41,038,000
Average balance outstanding during the year	$22,881,724
Average interest rate during the year	5.39%

As of June 30, 2024, interest rates on reverse repurchase agreements ranged from 5.58% to 6.00% with maturities up July 26, 2024. Some of the outstanding agreements to repurchase as of period-end may be called by the counterparty before its maturity date.

As of June 30, 2024, investment securities with fair values amounting to $21,294,853 are pledged as collateral for reverse repurchase agreements. Interest rates on collateral ranged from 2.83%% to 6.50% and maturity dates ranged from 1/1/26 to 8/1/48. The counterparties have the right to sell or repledge the assets during the term of the reverse repurchase agreement with the Fund. Interest payable on reverse repurchase agreements amounted to $15,365 as of June 30, 2024.

Annual Report | June 30, 2024	23

Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

As of June 30, 2024, the total value of reverse repurchase agreements were as follows:

Counterparty	Amount	%
Unaffiliated	$19,755,000	100%
Total	$19,755,000	100%

NOTE 7. SHORT TERM FINANCIAL INSTRUMENTS

The fair market value of short-term financial instruments, which include $19,755,000 in reverse repurchase agreements, are substantially the same as the carrying amounts reflected in the Statement of Assets and Liabilities as these are reasonable estimates of fair value, given the relatively short period of time between origination of the instrument and their expected realization. There are no long-term financial debt instruments outstanding as of June 30, 2024.

NOTE 8. CONCENTRATION OF CREDIT RISK

Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. For this purpose, management of the Fund has determined to disclose any investment whose fair value is over 5% of Net Assets, both individually or in the aggregate. Moreover, collateralized investments have been excluded for this disclosure.

The major concentration of credit risk arises from the Fund’s investment securities in relation to the location of issuers. For calculation of concentration, all fixed-income securities guaranteed by the U.S. Government are excluded. As of June 30, 2024, the Fund held Corporate Bonds with an aggregate market value of $3,740,630, representing 8.01% of the Fund’s net assets. As of June 30, 2024, the Fund had the following investments in issuers located in Puerto Rico that are not guaranteed by the U.S. Government:

Issuer	Aggregate Market Value	Percentage of Net Assets
Puerto Rico Fannie Mae	$19,821,030	42.45%
Puerto Rico Government Instrumentalities	11,802,723	25.28%
Puerto Rico Agencies	3,415,991	7.32%

Also, as of June 30, 2024, the Fund had investments with market values of 7,772,225 representing 16.64% of the Fund’s net assets, and $13,141,842, representing 28.14% of the Fund’s net assets, which were each issued by issuers located in the U.S. and not guaranteed by the U.S. Government. As of June 30, 2024, the Fund had $93,048 on deposit with JPMorgan Chase, which represents approximately 0.20% of the Fund’s net assets.

As stated in the Fund’s Prospectus, the Fund will ordinarily invest at least 20% of its total assets in Puerto Rico obligations (the “20% Investment Requirement”). Therefore, to the extent the securities are not guaranteed by the U.S. Government or any of its subdivisions, the Fund is more susceptible to factors affecting issuers of Puerto Rico obligations than an investment company that is not concentrated in Puerto Rico obligations to such degree.

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Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

NOTE 9. RECONCILIATION BETWEEN NET INVESTMENT INCOME AND DISTRIBUTABLE NET INVESTMENT INCOME FOR TAX PURPOSES AND NET REALIZED GAIN ON INVESTMENTS AND NET REALIZED GAIN ON INVESTMENTS FOR TAX PURPOSES

As a result of certain reclassifications made for financial statement presentation, the Fund’s net investment income and net realized gain on investments reflected in the financial statements differ from distributable net investment income and net realized gain on investments for tax purpose, respectively, as follows:

Net investment income	$1,180,533
Reclassification of realized gain (loss) on securities’ paydowns	2,727
Distributable net investment income for taxpurposes	$1,183,260

Net realized loss on investments	$(1,126,092)
Reclassification of realized gain (loss) on securities’ paydowns	(2,727)
Net realized loss on investments, for tax purposes	$(1,128,819)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes was as follows:

Cost of investments for tax purposes	$67,998,090
Gross appreciation	889,894
Gross depreciation	(2,817,752)
Net appreciation/(depreciation)	$(1,927,858)

For the year ended June 30, 2024, the Fund distributed $2,188,240 to shareholders. The undistributed net investment income and accumulated net realized loss on investments (for tax purposes) as of June 30, 2024, were as follows:

Undistributed net investment income, beginning of the year	$1,153,393
Distributable net investment income for the year	1,183,260
Dividends	(1,337,328)
Undistributed net investment income, end of the year	$999,325

Accumulated net realized loss on investments, beginning of the year	$(142,838,981)
Net realized loss on investments for the year	(1,128,819)
Accumulated net realized loss on investments, end of the year	$(143,967,800)

Annual Report | June 30, 2024	25

Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

NOTE 10. RISKS AND UNCERTAINTIES

The Fund is exposed to various types of risks, such as geographic concentration, industry concentration, non-diversification, interest rate, and credit risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the prospectus for the securities issued by the Fund.

The Fund’s assets are invested primarily in securities of Puerto Rico issuers. As a result, the Fund has greater exposure to adverse economic, political or regulatory changes in Puerto Rico than a more geographically diversified fund, particularly with regards to municipal bonds issued by Puerto Rico and its related instrumentalities, which are currently experiencing significant price volatility and low liquidity. Also, the Fund’s net asset value and its yield may increase or decrease more than that of a more diversified investment company as a result of changes in the market’s assessment of the financial condition and prospects of such Puerto Rico issuers.

Interest rate risk is the risk that interest rates will rise so that the value of the Fund’s investments will fall. Also, the Fund’s yield will tend to lag behind changes in short-term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock-in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full), and reduce the value of the security. This is known as extension risk, which the Fund is also subject to. Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk, which the Fund is also subject to.

Credit risk is the risk that debt securities in the Fund’s portfolio will decline in price or fail to make dividend or interest payments when due because the issuer of the security experiences a decline in its financial condition. The risk is greater in the case of securities rated below investment grade or rated in the lowest investment grade category.

The Fund may engage in repurchase agreements, which are transactions in which the Fund sells a security to a counterparty and agrees to buy it back at a specified time and price in a specified currency. Repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver the securities when the Fund seeks to repurchase them and may be unable to replace the securities or only at a higher cost.

Mortgage-backed securities in which the Fund may invest have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. As a result, the Fund may receive principal repayments on these securities earlier or later than anticipated by the Fund. In the event of prepayments that are received earlier than anticipated, the Fund may be required to reinvest such prepayments at rates that are lower than the anticipated yield of the prepaid obligation. The rate of prepayments is influenced by a variety of economic, geographic, demographic, and other factors, including, among others, prevailing mortgage interest rates, local and regional economic conditions, and home owner mobility. Since a substantial portion of the assets of the Fund may be invested in mortgage-backed securities at any time, the Fund may be subject to these risks and other risks related to such securities to a significant degree, which might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case. Collateralized mortgage obligations or “CMOs” exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMO classes may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity, and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO class to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances, reduced liquidity of the CMO class.

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Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

The Fund may also invest in illiquid securities which are securities that cannot be disposed of in the ordinary course of business within seven calendar days at approximately the amount at which the Fund has valued the securities. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities may trade at a discount from comparable, more liquid investments.

There may be few or no dealers making a market in certain securities owned by the Fund, particularly with respect to securities of Puerto Rico issuers including, but not limited to, investment companies. Dealers making a market in those securities may not be willing to provide quotations on a regular basis to the Investment Adviser. It may, therefore, be particularly difficult to value those securities.

In order to attempt to hedge various portfolio positions or to enhance its return, the Fund may invest a portion of its total assets in certain instruments which are or may be considered derivatives. Because of their increased volatility and potential leveraging effect (without being subject to the Fund’s leverage limitations), derivative instruments may adversely affect the Fund. For example, investments in indexed securities, including, among other things, securities linked to an equities or commodities index and inverse floating rate securities, may subject the Fund to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal. Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss.

NOTE 11. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not paid prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

Annual Report | June 30, 2024	27

Popular High Grade	Notes to Financial Statements
Fixed Income Fund, Inc.	and Financial Highlights

June 30, 2024

NOTE 12. SUBSEQUENT EVENTS

On July 30, 2024, the Board of Directors declared an ordinary net investment income dividend of $0.00958 per common share, which was paid on August 15, 2024 to common shareholders of record as of July 31, 2024.

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require adjustment to or disclosure in the financial statements.

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Popular High Grade	Report of Independent
Fixed Income Fund, Inc.	Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Popular High Grade Fixed-Income Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Popular High Grade Fixed-Income Fund, Inc. (the “Fund”), including the schedule of investments, as of June 30, 2024, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund on June 30, 2024, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended June 30, 2023, and the financial highlights for each of the periods in the three-year period then ended, were audited by another independent registered public accounting firm whose, report dated August 30, 2023, expressed and unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers, and others. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor for the Popular Family of Funds since 2023.

San Juan, Puerto Rico

August 29, 2024

Annual Report | June 30, 2024	29

Popular High Grade Fixed Income Fund, Inc.	Other Information

June 30, 2024 (Unaudited)

Shareholder Meeting

The Annual Meeting of Shareholders of the Fund was held on October 26, 2023 (the “Annual Meeting”). The voting results for the proposals considered at the Annual Meeting were as follows:

1.	Election of Directors. The shareholders of the Fund elected Jorge I. Vallejo, Carlos A. Pérez and Enrique Vila del Corral to the Board of Directors to serve for a term from the time of their election until their respective successors are elected and qualified or until their earlier death or removal.

Name of Director	Votes cast “For”	Votes “Against/Withheld”
Jorge I. Vallejo	10,014,352	731,356
Carlos A. Pérez	10,014,352	731,356
Enrique Vila del Corral	10,014,352	731,356

2.	Independent Auditors. The shareholders of the Fund ratified the selection of Ernst & Young LLP as the independent auditors of the Fund for the fiscal year ending June 30, 2024.

For	Against	Abstain
10,729,148	16,561	-

Statement Regarding Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-754-4488.

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Investment adviser to vote proxies relating to the Fund’s portfolio securities is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, 2023 is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

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Item 8 – Changes in and Disagreements
Popular High Grade	with Accountants for Open-End
Fixed Income Fund, Inc.	Management Investment Companies

June 30, 2024 (Unaudited)

On May 31, 2024, PricewaterhouseCoopers LLC (“PWC”) was dismissed as the independent registered public accounting firm to the Popular High Grade Fixed-Income Fund. The Audit Committee of the Board participated in, and approved, the decision to change the independent registered public accounting firm on May 31, 2023.

PwC’s reports on the Fund’s financial statements for the two years ended June 30, 2023 and June 30, 2022 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the two years ended June 30, 2023 and June 30, 2022, and the subsequent interim period through August 30, 2023 (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for the two years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K, except for the material weakness related to the lack of design and operating effectiveness controls to verify and review the Statement of Cash Flows (“SCF”) included in the semi-annual Financial Statements for the semi-annual period ended December 31, 2021, which was subsequently remediated in the fiscal year ended June 30, 2023.

The Fund requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating PwC agrees with the statements.

On May 31, 2023, the Audit Committee of the Board approved the engagement of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ended June 30, 2024. During the Fund’s two years ended June 30, 2023 and June 30, 2022, and the subsequent interim period through August 30, 2023, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, and no written report or oral advice was provided to the Fund that EY concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304). The selection of EY does not reflect any disagreements with or dissatisfaction by the Fund or the Fund’s Board of Directors with the performance of the Fund’s prior independent auditors PwC for the fiscal years ended June 30, 2023 and June 30, 2022.

EY, with offices located at One Manhattan West, New York, NY 10001, has been selected by the Fund’s Audit Committee, which selection has been ratified by a vote of the Board of Directors, including a majority of the Independent Directors, to serve as the Fund’s independent auditors for the fiscal year ended June 30, 2024. EY has advised the Fund of its independence with respect to the Fund, in accordance with the applicable requirements of the SEC.

Annual Report | June 30, 2024	31

Popular High Grade	Item 9 – Proxy Disclosures for
Fixed Income Fund, Inc.	Open-End Management Investment Companies

June 30, 2024 (Unaudited)

Not applicable for this reporting period.

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Item 10 – Remuneration Paid to Directors,
Popular High Grade	Officers, and Others of Open-End
Fixed Income Fund, Inc.	Management Investment Companies

June 30, 2024 (Unaudited)

Included under Item 7 in the Notes to Financial Statements.

Annual Report | June 30, 2024	33

Popular High Grade	Item 11 – Statement Regarding Basis for
Fixed Income Fund, Inc.	Approval of Investment Advisory Contract

June 30, 2024 (Unaudited)

The Board of Directors (the “Board”) of Popular High Grade Fixed-Income Fund, Inc. (the “Fund”) met on May 23, 2023 (the “Meeting”) to consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between the Fund and Popular Asset Management LLC, the Fund’s investment adviser (the “Investment Adviser”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of the Advisor, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objectives. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Advisor with respect to such matters.

The independent members of the Board (collectively, the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Advisory Agreement. In evaluating the Advisory Agreement, including the specific fee structures, and other terms of such agreement, the Board were informed by multiple years of analysis and discussion amongst themselves and the Advisor. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreement for the Fund were fair and reasonable and that the Advisor’s fees were reasonable in light of the services provided to the Fund.

Nature, Extent and Quality of Services. In evaluating the Advisory Agreement, the Board considered, the nature, extent and quality of the Advisor’s services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Advisor provides to manage and operate the Fund, and the increases of such services over time due to new or revised market, regulatory or other developments, such as liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Advisor provides portfolio management services for the Fund. In addition to portfolio management, the Board considered the wide range of administrative or non advisory services the Advisor provides to manage and operate the Fund (in addition to those provided by other third parties). These services include, but are not limited to, administrative services (such as providing the employees and officers necessary for the Fund’s operations); operational expertise (such as providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (such as coordinating and evaluating the services of the Fund’s custodian, transfer agent and other intermediaries); board support and administration (such as overseeing the organization of the Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions), shareholder communications (such as overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (such as helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually; overseeing the preparation of the Fund’s registration statements and regulatory filings; overseeing the valuation of portfolio securities and daily pricing; helping to ensure the Fund complies with its portfolio limitations and restrictions; voting proxies on behalf of the Fund; monitoring the liquidity of the portfolios; providing compliance training for personnel; and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

34	(787) 754-4488 | www.popularfunds.com

Popular High Grade	Item 11 – Statement Regarding Basis for
Fixed Income Fund, Inc.	Approval of Investment Advisory Contract

June 30, 2024 (Unaudited)

In addition to the services provided by the Advisor, the Independent Directors also considered the risks borne by the Advisor in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent and quality of services provided under the Advisory Agreement was satisfactory on behalf of the Fund.

Investment Performance of the Fund. In evaluating the quality of the services provided by the Advisor, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report (the “Broadridge Report”) prepared by Broadridge which generally provided the Fund’s performance data for the one , three , five , and ten year periods ended December 31, 2023 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreement supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) during the year to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Advisor in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to those of a comparable group of funds. The Board considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as the expense ratio is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management fee rate, the Board considered the Advisor’s rationale for proposing the management fee rate of the Fund which included its evaluation of, among other things, the value of the potential service being provided (e.g., the expertise of the Advisor with the proposed strategy), the competitive marketplace (i.e., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Advisor (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers proposed by the Adviser to keep expenses to certain levels and reviewed the amounts the Advisor had waived or reimbursed over the last fiscal years; and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered a Fund’s net management fee and net total expense ratio in light of its performance history.

Annual Report | June 30, 2024	35

Popular High Grade	Item 11 – Statement Regarding Basis for
Fixed Income Fund, Inc.	Approval of Investment Advisory Contract

June 30, 2024 (Unaudited)

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting the Advisor’s financial condition. The Independent Directors reviewed the consolidated financial statements of the Advisor for the year ended December 31, 2023. The Independent Directors also considered the overall financial condition of the Advisor and the Advisor’s representations regarding the stability of the firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Advisor derived from its relationship with the Fund for the fiscal year ended June 30, 2023 on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Advisor’s revenues, expenses and net income (pre tax and after tax) and the net profit margins (pre tax and after tax). The Independent Directors also reviewed the level of profitability realized by the Advisor including and excluding distribution expenses incurred by the Advisor from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Advisor and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a Fund by Fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Advisor’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Advisor. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Advisor’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Advisor may receive as a result of its relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Advisor may receive as a result of its association with the Fund. The Independent Directors took these indirect benefits into account when assessing the level of advisory fees paid to the Advisor and concluded that the indirect benefits received were reasonable.

36	(787) 754-4488 | www.popularfunds.com

INVESTMENT ADVISER	DIRECTORS AND OFFICERS
Popular Asset Management LLC	Enrique Vila del Corral
209 Muñoz Rivera Avenue	Chairman of the Board
Popular Center North Tower, 4th Floor
San Juan, Puerto Rico 00918	Jorge I. Vallejo
Director
ADMINISTRATOR AND
TRANSFER AGENT	Carlos A. Pérez
ALPS Fund Services, Inc.	Director
1290 Broadway, Suite 1000
Denver, CO 80203	Angel Rivera Garcia
President
CUSTODIAN
JPMorgan Chase	James A. Gallo
1111 Polaris Parkway	Treasurer
Columbus, OH 43240
Manuel Rodríguez-Boissén
LEGAL COUNSEL	Secretary
Pietrantoni Méndez & Alvarez LLC
208 Ponce de León Avenue, Floor 19
San Juan, Puerto Rico 00918

Ropes & Gray LLP
Prudential Tower
800 Boylston Street,
Boston, Massachusetts 02199

INDEPENDENT REGISTERED
ACCOUNTING FIRM
Ernst & Young, LLP
Parque las Americas 1
235 Calle Federico Costa, Suite 410
San Juan, Puerto Rico

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and Disagreements with Accountants is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)        Not applicable.

(b)        Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer required by Item 2 of Form N-CSR, is filed herein.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the 1940 Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Popular High Grade Fixed-Income Fund, Inc.

By:	/s/ Angel M. Rivera
Angel M. Rivera
Principal Executive Officer/President

Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Popular High Grade Fixed-Income Fund, Inc.

By:	/s/ James A. Gallo
James A. Gallo
Principal Financial Officer/Treasurer

Date:	September 6, 2024